6. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment consists of the following:

	Est. Useful Lives	December 31, 2018	December 31, 2017
Computer equipment and software	5 years	$32,666	$32,666
Furniture and fixtures	7 years	82,529	82,529
Office equipment	5 years	3,039	20,533
Machinery and equipment	1-5 years	305,337	341,583
Autos	3 years	49,238	49,238
Leasehold improvements	47 months	6,790	6,790
Total property and equipment		479,599	533,339
Less accumulated depreciation		(346,364)	(307,227)

Property and Equipment, Net		$133,235	$226,112